Capital Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Capital Assets

			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at January 1, 2021	$4,567	$7,349	$29,904	$3,365	$45,185
Additions	—	—	99	13	112
Disposals	—	(399)	(1,516)	(306)	(2,221)
Sold - discontinued operations (note 6)	—	(6,324)	(21,525)	(2,256)	(30,105)
Effect of foreign exchange differences	—	(107)	(45)	(9)	(161)
Balance at December 31, 2021	$4,567	$519	$6,917	$807	$12,810
Additions	—	—	—	13	13
Disposals	(982)	—	(22)	(73)	(1,077)
Effect of foreign exchange differences	1	—	—	—	1
Balance at December 31, 2022	$3,586	$519	$6,895	$747	$11,747

Accumulated depreciation
Balance at January 1, 2021	$804	$2,901	$20,208	$2,481	$26,394
Depreciation expense	195	268	662	243	1,368
Disposals	—	(400)	(1,301)	(306)	(2,007)
Impairments (note 6)	—	—	22	—	22
Sold - discontinued operations (note 6)	—	(2,400)	(14,281)	(1,744)	(18,425)
Effect of foreign exchange differences	—	(12)	(7)	(6)	(25)
Balance at December 31, 2021	$999	$357	$5,303	$668	$7,327
Depreciation expense	170	33	59	63	325
Disposals	(152)	—	(25)	(73)	(250)
Effect of foreign exchange differences	1	—	—	—	1
Balance at December 31, 2022	$1,018	$390	$5,337	$658	$7,403

Carrying amounts
At December 31, 2022	$2,568	$129	$1,558	$89	$4,344
At December 31, 2021	3,568	162	1,614	139	5,483